SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful life of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2022
Buildings and improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Buildings and improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	30 years
Landfill
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	Units of production
Vehicles | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Vehicles | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Containers | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Containers | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	Shorter of lease term or life of underlying asset(s)